SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	31. SHARE CAPITAL

		Group
	Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2024, 1 January 2025 and 31 December 2025	7,060,000,000	7,060